Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 300	$ 200
Employer contribution (percent)	4.00%
Employer contributions	$ 84	$ 25